Net Income Per Share	6 Months Ended
Jun. 30, 2025
Net Income Per Share [Abstract]
NET INCOME PER SHARE

14. NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Six months ended June 30,
	2024	2025
	$	$
	Unaudited	Unaudited
Numerator:
Numerator for basic and diluted net income per share	216	1,884
Denominator:
Denominator for basic and diluted net income per share weighted average ordinary shares outstanding	57,127,524	57,127,524

Basic and diluted net income per share	0.0038	0.0330
Basic and diluted net income per ADS (Note i)	0.0760	0.6600

(Note i) In February 2024, the Company changed the ratio of its American depositary shares (“ADSs”) to its Class A ordinary shares from one (1) ADS, representing two (2) Class A ordinary shares, to one (1) ADS representing twenty (20) Class A ordinary shares.

Basic income per share is computed using the weighted average number of the ordinary shares outstanding during the six months ended June 30, 2024 and 2025. Diluted income per share is computed using the weighted average number of ordinary shares and ordinary equivalent shares outstanding during the six months ended June 30, 2024 and 2025.